UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MARTIN CURRIE EMERGING MARKETS FUND

FORM N-Q

JUNE 30, 2016

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 86.3%
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 1.8%
Hyundai Mobis Co., Ltd.	218	$47,729	(a)

Automobiles - 1.6%
Brilliance China Automotive Holdings Ltd.	42,000	43,200	(a)

Hotels, Restaurants & Leisure - 1.1%
Genting Malaysia Berhad	26,800	29,601	(a)

Media - 4.2%
Naspers Ltd.	743	113,848	(a)

Multiline Retail - 1.4%
Woolworths Holdings Ltd.	6,810	38,966	(a)

TOTAL CONSUMER DISCRETIONARY		273,344

CONSUMER STAPLES - 4.3%
Beverages - 0.9%
AMBEV SA	4,300	25,501

Food & Staples Retailing - 1.8%
BGF Retail Co., Ltd.	180	33,651	(a)
Robinsons Retail Holdings Inc.	7,510	13,748	(a)

Total Food & Staples Retailing		47,399

Personal Products - 1.6%
LG Household & Health Care Ltd.	46	44,618	(a)

TOTAL CONSUMER STAPLES		117,518

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
CNOOC Ltd.	52,000	64,920	(a)
Cosan Ltd., Class A Shares	5,700	37,107
Lukoil PJSC, ADR	1,107	46,330	(a)

TOTAL ENERGY		148,357

FINANCIALS - 21.5%
Banks - 16.7%
Banco Santander Chile, ADR	2,000	38,740
Credicorp Ltd.	281	43,367
CTBC Financial Holding Co., Ltd.	129,315	67,704	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	10,000	55,889
HDFC Bank Ltd., ADR	900	59,715
Industrial & Commercial Bank of China Ltd., Class H Shares	213,000	118,323	(a)
OTP Bank PLC	1,324	29,685	(a)
PT Bank Rakyat Indonesia (Persero) Tbk	48,700	39,998	(a)

Total Banks		453,421

Insurance - 3.1%
AIA Group Ltd.	10,200	61,331	(a)
China Taiping Insurance Holdings Co., Ltd.	11,800	22,198	*(a)

Total Insurance		83,529

Real Estate Investment Trusts (REITs) - 1.7%
Macquarie Mexico Real Estate Management SA de CV	34,700	45,514	*

TOTAL FINANCIALS		582,464

HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 1.6%
St. Shine Optical Co., Ltd.	2,000	44,901	(a)

Pharmaceuticals - 1.5%
Aspen Pharmacare Holdings Ltd.	1,614	39,956	(a)

TOTAL HEALTH CARE		84,857

See Notes to Schedule of Investments.

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
INDUSTRIALS - 2.4%
Commercial Services & Supplies - 0.8%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,571	$22,010

Electrical Equipment - 0.6%
Jiangnan Group Ltd.	108,000	17,347	(a)

Transportation Infrastructure - 1.0%
Wilson Sons Ltd.	2,700	26,897

TOTAL INDUSTRIALS		66,254

INFORMATION TECHNOLOGY - 27.9%
Electronic Equipment, Instruments & Components - 1.3%
Delta Electronics Inc.	7,367	35,987	(a)

Internet Software & Services - 8.9%
Alibaba Group Holding Ltd., ADR	1,400	111,342	*
Tencent Holdings Ltd.	5,700	130,003	(a)

Total Internet Software & Services		241,345

IT Services - 2.7%
Cognizant Technology Solutions Corp., Class A Shares	500	28,620	*
EPAM Systems Inc.	700	45,017	*

Total IT Services		73,637

Semiconductors & Semiconductor Equipment - 8.0%
Media Tek Inc.	3,000	22,907	(a)
SK Hynix Inc.	1,194	33,936	(a)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,100	160,003

Total Semiconductors & Semiconductor Equipment		216,846

Technology Hardware, Storage & Peripherals - 7.0%
Samsung Electronics Co., Ltd.	151	187,974	(a)

TOTAL INFORMATION TECHNOLOGY		755,789

MATERIALS - 4.8%
Chemicals - 3.6%
LG Chem Ltd.	149	34,078	(a)
Mexichem SAB de CV	13,600	28,669
PTT Global Chemical PCL	20,500	34,565	(a)

Total Chemicals		97,312

Metals & Mining - 1.2%
Southern Copper Corp.	1,200	32,376

TOTAL MATERIALS		129,688

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.1%
China Unicom (Hong Kong) Ltd.	38,000	39,533	(a)
Telkom South Africa SOC Ltd.	9,636	43,547	(a)

Total Diversified Telecommunication Services		83,080

Wireless Telecommunication Services - 2.5%
PT Tower Bersama Infrastructure Tbk	52,200	26,004	(a)
Turkcell Iletisim Hizmetleri AS	11,445	42,154	*(a)

Total Wireless Telecommunication Services		68,158

TOTAL TELECOMMUNICATION SERVICES		151,238

UTILITIES - 1.1%
Gas Utilities - 1.1%
China Gas Holdings Ltd.	20,000	30,504	(a)

TOTAL COMMON STOCKS (Cost - $2,524,685)		2,340,013

See Notes to Schedule of Investments.

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 8.9%
iShares MSCI India ETF			1,100	$30,712
iShares Trust - iShares MSCI Emerging Markets Index Fund			2,800	96,208
WisdomTree India Earnings Fund			5,700	115,083

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $234,423)				242,003

PREFERRED STOCKS - 1.6%
FINANCIALS - 1.6%
Banks - 1.6%
Itau Unibanco Holding SA (Cost - $44,995)			4,590	43,295

		EXPIRATION DATE	WARRANTS
WARRANTS - 1.6%
Merrill Lynch International & Co. (Magnit PJSC) (Cost - $60,472)		7/12/18	307	43,266	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,864,575)				2,668,577

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $43,643)	0.479%		43,643	43,643

TOTAL INVESTMENTS - 100.0% (Cost - $2,908,218#)				2,712,220
Liabilities in Excess of Other Assets - 0.0%				(755)

TOTAL NET ASSETS - 100.0%				$2,711,465

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$25,501	$92,017	—	$117,518
Energy	37,107	111,250	—	148,357
Financials	243,225	339,239	—	582,464
Industrials	48,907	17,347	—	66,254
Information Technology	344,982	410,807	—	755,789
Materials	61,045	68,643	—	129,688
Other Common Stocks	—	539,943	—	539,943
Investments in Underlying Funds	242,003	—	—	242,003
Preferred Stocks	43,295	—	—	43,295
Warrants	—	43,266	—	43,266

Total Long-Term Investments	$1,046,065	$1,622,512	—	$2,668,577

Short-Term Investments†	$43,643	—	—	$43,643

Total Investments	$1,089,708	$1,622,512	—	$2,712,220

† See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $1,544,681 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$127,007
Gross unrealized depreciation	(323,005)

Net unrealized depreciation	$(195,998)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016